Label	Element	Value
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2015
Document Type	dei_DocumentType	497
Registrant Name	dei_EntityRegistrantName	MFS VARIABLE INSURANCE TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000719269
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Amendment Flag	dei_AmendmentFlag	false